Key Management Personnel Disclosures (Tables)	12 Months Ended
Jun. 30, 2024
Key Management Personnel Disclosures
Schedule of Aggregate Compensation made to Directors and Other Members of Key Management Personnel

The aggregate compensation made to directors and other members of key management personnel of the consolidated entity is set out below:

	Consolidated
	30 June 2024	30 June 2023	30 June 2022
	A$	A$	A$

Short-term employee benefits	925,269	924,437	597,673
Share-based payments	240,420	521,159	229,277

	1,165,689	1,445,596	826,950